REVENUE (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 28, 2015	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue recognized		$ 13,334	$ 13,738
Variable consideration adjustment		(3,073)
Total revenue		264,737	273,017
Streaming Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash payment proceeds	$ 145,000	6,027	6,036
Deferred revenue recognized		13,334	13,738
Variable consideration adjustment		(9,262)	0
Total revenue		10,099	19,774
Spot Sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		$ 254,638	$ 253,243